SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income per common share
	For the Three Months Ended June 30,
	2021	2020
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest earned on marketable securities held in trust	$6,225	$—
Less: interest available to be withdrawn for payment of taxes	(6,225)	—
Net income allocable to shares subject to possible redemption	$—	$—
Denominator: Weighted Average Redeemable Common Stock	—
Redeemable Common Stock outstanding, Basic and Diluted	16,115,493
Basic and Diluted net income per Redeemable Common Share	$—	$—
Non-Redeemable Common Stock
Numerator: Net Loss less Redeemable Net Earnings
Net Loss	$(1,525,461)	$—
Redeemable Net Income	$(6,225)	$—
Non-Redeemable Net Loss	$(1,531,686)	$—
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock outstanding, Basic and Diluted	5,447,007	3,750,000
Basic and Diluted net income per Non-Redeemable Common Share	$(0.28)	$—

For the year ended March 31, 2021
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest earned on marketable securities held in trust	$5,514
Less: interest available to be withdrawn for payment of taxes	(5,514)
Net income allocable to shares subject to possible redemption	$—
Denominator: Weighted Average Redeemable Common Stock
Redeemable Common Stock outstanding, Basic and Diluted	2,360,836
Basic and Diluted net income per Redeemable Common Share	$0.00

Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$8,261,624
Redeemable Net Income	$(5,514)
Non-Redeemable Net Income	$8,256,110
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock outstanding, Basic and Diluted	4,645,499
Basic and Diluted net income per Non-Redeemable Common Share	$1.78

Schedule of Held to Maturity securities
	Carrying Value/ Amortized Cost	Amortization of Bond Discount	Gross Unrealized Gain	Fair Value as of March 31, 2021
U.S. Money Market Mutual Funds	$86,251,323	$—	$—	$86,251,323
U.S. Treasury Bills	86,253,272	4,167	1,898	86,255,170
	$172,504,595	$4,167	$1,898	$172,506,493